SUBSEQUENT EVENTS (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended
	Feb. 09, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 USD ($)
Qufan [Member]
Subsequent Event [Line Items]
Disposal Of Equity Interest, Percentage Of Ownership Transferred	51.00%
Sale of Stock, Consideration Received on Transaction	¥ 127,500
Subsequent Event [Member] | Qufan Cayman and Shenzhen Qufan [Member]
Subsequent Event [Line Items]
Gain on Sale of Investments		¥ 7,877	$ 1,211
Subsequent Event [Member] | Qufan [Member]
Subsequent Event [Line Items]
Disposal Of Equity Interest, Percentage Of Ownership Transferred	51.00%
Sale of Stock, Consideration Received on Transaction	¥ 127,500
Subsequent Event [Member] | Shenzhen Wubai Zhifu Co.,Ltd [Member]
Subsequent Event [Line Items]
Disposal Of Equity Interest, Percentage Of Ownership Transferred		100.00%	100.00%
Loss on Sale of Investments		¥ 6,933	$ 1,066